TAX - Income tax - Narrative (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Disclosure of detailed information about income tax rate [line items]
Income tax rate		25.00%	25.00%	25.00%
CNOOC China Limited [member]
Disclosure of detailed information about income tax rate [line items]
Income tax rate		25.00%	25.00%	25.00%
CNOOC Deepwater Development Limited [member]
Disclosure of detailed information about income tax rate [line items]
Income tax rate		15.00%	15.00%	15.00%
Period of high and new technology enterprises, before re-applying		3 years
Hong Kong [member]
Disclosure of detailed information about income tax rate [line items]
Income tax rate		16.50%	16.50%	16.50%
PRC [member]
Disclosure of detailed information about income tax rate [line items]
Income tax rate		25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
U.S. government [member]
Disclosure of detailed information about income tax rate [line items]
Income tax rate	21.00%	35.00%	35.00%	35.00%
U.K. government [member] | North Sea oil and gas activites [member]
Disclosure of detailed information about income tax rate [line items]
Income tax rate		40.00%	40.00%	50.00%
Maximum [member] | Outside the PRC [member]
Disclosure of detailed information about income tax rate [line items]
Income tax rate		50.00%	50.00%	56.00%
Minimum [member] | Outside the PRC [member]
Disclosure of detailed information about income tax rate [line items]
Income tax rate		10.00%	10.00%	10.00%